Accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of initial application of standards or interpretations [abstract]
Disclosure significant accounting policies subject to significant judgements, estimates and assumptions	For material accounting policies that are subject to significant judgement, estimates and assumptions, see the following notes to the consolidated financial statements:

Accounting policy	Note to the consolidated financial statements
Unconsolidated structured entities	1 - Consolidation
Revenue	3 - Revenue
Cash-settled share-based payment obligation	6 - Share-based payments
Royalties, mining and income tax, and deferred tax	11 - Royalties, mining and income tax, and deferred tax
Property, plant and equipment	14 - Property, plant and equipment
Business combinations	16 - Acquisitions
Goodwill	17 - Goodwill and other intangibles
Equity-accounted investments	18 - Equity-accounted investments
Other investments	19 - Other investments
Other receivables and other payables	21 - Other receivables and other payables
Inventories	22 - Inventories
Borrowings and derivative financial instrument	27 - Borrowings and derivative financial instrument
Environmental rehabilitation obligation	29 - Environmental rehabilitation obligation and other provisions
Occupational healthcare obligation	30 - Occupational healthcare obligation
Deferred revenue	31 - Deferred revenue